LONG-TERM INVESTMENT - Change of share of results of associates (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
LONG-TERM INVESTMENT
Beginning balance	$ 204,648
Addition	126,333	$ 204,648
Ending balance	$ 330,981	$ 204,648